Advances to suppliers (Details) - USD ($)	Jun. 30, 2023	Dec. 31, 2022
Advances to suppliers
Advances to suppliers	$ 544,996	$ 1,357,625
Allowance for doubtful accounts	48,697	65,627
Advances to suppliers, net	$ 496,299	$ 1,291,998